Material accounting estimates and assumptions - Impact on expected credit losses and loan principal and interest payments due to covid 19 (Details)	12 Months Ended
Dec. 31, 2023
Woori Card Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As of December 31, 2022 and 2023, which credit risk has increased significantly due to payment holiday, financial assets at amortized cost of debtors transferred from 12-month expected credit loss measurement to lifetime expected credit losses are 6,670 million Won and 6,764 million Won, respectively, and additionally recognized expected credit loss allowance are 177 million Won and 131 million Won, respectively.
Woori Financial Capital Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As of December 31, 2022 and 2023, which credit risk has increased significantly due to payment holiday, financial assets at amortized cost of debtors transferred from 12-month expected credit loss measurement to lifetime expected credit losses are 52,611 million Won and 24,384 million Won, respectively, and additionally recognized expected credit loss allowance are 9,846 million Won and 5,284 million Won, respectively.